UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada 89521

 (Address of Principal Executive Offices)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to :

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GREENWICH IVY

LONG-SHORT FUND

Institutional Class Ticker: GIVYX

ANNUAL REPORT

SEPTEMBER 30, 2021

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SHAREHOLDER LETTER

SEPTEMBER 30, 2021 (UNAUDITED)

Greenwich Ivy Long-Short Fund (GIVYX)
Fiscal Year Ended 09/30/2021

During the fiscal year ended September 30, 2021, the Greenwich Ivy Long-Short Fund (the “Fund” or “GIVYX”), ticker symbol GIVYX, returned +44% (net of all fees) and ranked in the top 6% of funds in the Morningstar Long-Short Equity category1. By comparison, the iShares MSCI ACWI ETF2 (ticker symbol ACWI) returned +27% and the SPDR S&P 500 ETF (ticker symbol SPY) returned +30%.

The Fund’s absolute performance, as well as its relative performance versus the broad indices, is particularly notable in light of the fact that GIVYX’s average net-exposure during the fiscal year was only 34%3. In a market that has melted straight up, GIVYX was able to deliver strong absolute and relative performance despite its very conservative net positioning.

As a long-short fund, GIVYX takes active positions on both the long and short sides of the market, in order to distill stock-specific opportunities for capital appreciation, while attempting to reduce exposure to systemic market-wide risk factors. During most “normal” years, the market experiences gradual appreciation that is a reflection of

__________________

1 Based on the 1-Year period to 09/30/2021 for the Morningstar Long-Short Equity category containing 186 funds.

2 Performance is compared to the iShares MSCI ACWI ETF and the SPDR S&P 500 ETF (collectively the “ETFs”) for illustrative purposes only. The metrics regarding the comparative ETFs have been obtained from FactSet and the returns are calculated assuming all dividends are reinvested. The ETFs are not subject to the same fees or expenses as the Fund. The Fund is not restricted to investing in those securities which comprise either of these ETFs. The Fund’s performance may or may not correlate to either of these ETFs, and it should not be considered a proxy for either of these ETFs.

3 Net-exposure is defined as the Fund’s long exposure minus the Fund’s short exposure, both calculated as a percentage of the Fund’s assets under management. The average net-exposure is calculated as the average of the Fund’s net-exposure at the middle and end of each calendar month during the fiscal year.

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

underlying economic growth, which translates into growth in company earnings and cash flows. In most years, economic growth is positive, but there can be sharp periodic interruptions to this growth trajectory due to the vicissitudes of boom-and-bust cycles and other chaotic forces.

This past fiscal year was one such year where things were anything but normal. The Coronavirus pandemic upended the normal course of the economy, thereby affecting the earnings of many companies. Most companies were negatively impacted (restaurants, airlines, retailers), though some others benefited handsomely (work-from-home beneficiaries). We found opportunities on both sides of this ledger, initially among companies that captured the “from-home” zeitgeist, and later on in companies that had overly discounted a bleak pandemic-ridden future.

The market, as it often does, went from one sentiment extreme to the other during the year; twisting and turning ferociously as it tried to reflect the rapidly changing trajectories of its constituent companies. However, despite all the churn beneath the surface, at the aggregate level the broad indices continued to march steadily higher. On 09/30/2020 the S&P 500 index closed at 3,363, having almost reclaimed its pre-pandemic intraday high of 3,394 from 02/19/2020. Then on top of this, in the next twelve months from 09/30/2020 to 09/30/2021, the SPY ETF returned another 30%. In any year a 30% market return would be considered remarkable, but in a year marred by a global pandemic the performance of the SPY was simply astounding.

At Greenwich Ivy, we argue that the market’s return in the fiscal year ending 09/30/2021 was driven not by economic fundamentals, but rather by the relentless tide of monetary and fiscal expansion. All the central bank money printing has led to a substantial nominal increase in asset prices, without a commensurate increase in economic activity. This is an observation that most market participants would now agree with, ex post, and would in fact welcome (given their long-only nature, most investors benefit from nominal asset inflation)... However, for fundamentally-grounded investors, especially for those investors with an eye towards risk mitigation, such as ourselves, such an environment is not ideal.

When the price action in securities is not supported by underlying fundamentals, particularly when said prices are driven by a biblical amount of central bank money printing, it becomes very difficult to ascertain sensible price levels for assets. What is the right cost-of-capital to apply to a portfolio of equities when the Fed Funds Effective Rate has dropped from 1.5% to 0.05% virtually overnight. In fact, what is a suitable cost-of-capital when the adjacent asset class (fixed income) has negative nominal yields in much of the world. Mathematically speaking, we are at an edge case when it comes to the theory of asset pricing, where small changes in the input variables (cost-of-capital) can lead to very large changes in the outputs (asset prices). In such circumstances, therefore, for any given long opportunity the question increasingly becomes, “it is not cheap, but is it cheap versus the rest of the market?” And for every short opportunity, “well it’s overvalued, but is it any more so than the rest of the market?” In such an environment, investment conservatism and risk aversion are an impediment. That has certainly been our experience in the fiscal year gone by.

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

To further complicate matters, we argue that the discount rate currently reflected in the market is not in sync with the natural equilibrium interest rate of the economy, but is rather the result of Federal Reserve intervention. If the Federal Reserve were to remove its heavy hand from the yield curve, and were normal supply-demand forces for the monetary base allowed to operate, the natural discount rate would be higher – in which case most assets today are overpriced.

That said, despite the conservatism inherent in our low net-exposure and our cautionary tone in this letter, we delivered very strong results in the fiscal year. Our investment process grounded in identifying the long-term trajectories of companies has served us well. Though in hindsight, we would have chosen to not “fight the Fed” as much. Had we succumbed to the philosophy of TINA, FOMO, and YOLO, our absolute performance would likely have been higher – however our DNA is more wired to play the “long game” rather than to chase speculative short-term price action.

We thank you for your confidence in the Greenwich Ivy Long-Short Fund. We are working assiduously to deliver strong absolute investment returns to you in the future as well. If you have any questions, please feel free to reach out to us at Info@GreenwichIvy.com or call us at (646) 360-0204.

Sincerely,

Chetan Jindal
Chief Investment Officer

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. This report contains the current opinions of Greenwich Ivy Capital LLC as of the date of this report and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. Such opinions are subject to change without notice. Investing in international and emerging markets poses special risks, including greater price volatility due to social, political, and economic factors, as well as currency exchange rate fluctuations. These risks are more severe for securities of issuer in emerging market regions. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in the Fund and should be read carefully before investing.

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PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2021 (UNAUDITED)

   TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021

FUND/INDEX	One Year	SINCE INCEPTION*
Greenwich Ivy Long-Short Fund – Institutional Class	43.95%	19.89%
S&P 500 Total Return Index	30.00%	21.49%

* Inception date is December 4, 2019 for Greenwich Ivy Long-Short Fund - Institutional Class.

Cumulative Performance Comparison of $10,000 Investment Since Inception

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per this Annual Report before fee waivers are 4.26% for Institutional Class. After fee waivers, the Fund's total annual operating expenses are 3.48% for Institutional Class.

This chart assumes an initial investment of $10,000 made on the closing of December 4, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

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PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
16.28%
Money Market Fund
2.68%
Real Estate Investment
Trust
5.65%
Technology
14.04%
Utilities
1.86%
Communication Services
18.97%
Consumer Cyclical
26.20%
Energy
1.29%
Financial Services
13.03%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short.

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SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021

Shares		Value

COMMON STOCKS - 91.40%

Air Courier Services - 1.30%
1,134	FedEx Corp. (a)	$ 248,675

Air Transportation, Scheduled - 5.93%
9,561	Alaska Air Group, Inc. *	560,275
11,116	Southwest Airlines Co. *	571,696
		1,131,971
Aircraft - 2.99%
2,600	Boeing Co. (a) *	571,844

Cable & Other Pay Television Services - 2.04%
13,058	Liberty Global PLC Series A (United Kingdom) *	389,128

Deep Sea Foreign Transportation of Freight - 1.28%
13,211	Scorpio Tankers, Inc. (Monaco) (a)	244,932

Electric Services - 1.86%
8,689	NRG Energy, Inc. (a)	354,772

Entertainment Facilities - 4.03%
16,800	Basic-Fit N.V. (Netherlands) *	770,564

Financial Services - 9.19%
3,000	American Express Co. (a)	502,590
152,300	ECN Capital Corp. (Canada)	1,253,406
		1,755,996
Guided Missiles & Space Vehicles & Parts - 1.00%
556	Lockheed Martin Corp. (a)	191,876

Hotels & Motels - 6.79%
2,665	Las Vegas Sands Corp. (a) *	97,539
1,550	Marriott International, Inc. Class A (a) *	229,539
17,800	Travel & Leisure Co. (a)	970,634
		1,297,712
Hotels, Rooming House, Camps & Other Lodging Places - 3.66%
14,680	Hilton Grand Vacations, Inc. (a) *	698,328

Investment Advice - 1.74%
2,750	Apollo Global Management, Inc. Class A	169,372
2,666	KKR & Co., Inc. Class A	162,306
		331,678
Motor Vehicles & Passenger Car Bodies - 4.95%
23,000	Stellantis N.V. (Netherlands) (a)	439,300
22,546	Tata Motors Ltd. ADR (a) *	505,256
		944,556

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2021

Shares		Value

National Commercial Banks - 1.53%
13,690	Regions Financial Corp.	$ 291,734

Photographic Equipment & Supplies - 2.91%
29,300	IMAX, Corp. (Canada) (a) *	556,114

Radio & TV Broadcasting & Communications Equipment - 1.67%
11,276	Maxar Technologies, Inc. (a)	319,336

Railroad Equipment - 3.15%
6,970	Westinghouse Air Brake Technologies Corp. (a)	600,884

Retail - Discretionary - 1.86%
8,800	Asos PLC *	355,924

Retail - Eating & Drinking Places - 1.11%
2,700	Shake Shack, Inc. Class A (a) *	211,842

Retail - Miscellaneous Retail - 1.78%
25,734	The RealReal, Inc. (a) *	339,174

Services - Advertising - 0.06%
1,000	ANGI, Inc. Class A (a) *	12,340

Services - Amusement & Recreation Services - 3.06%
6,356	Madison Square Garden Entertainment Corp. Class A (a) *	461,891
3,300	Pollard Banknote Ltd. (Canada)	122,890
		584,781
Services - Business Services - 4.57%
52,900	Limelight Networks, Inc. (a) *	125,902
16,667	Uber Technologies, Inc. *	746,682
		872,584
Services - Computer Integrated Systems Design - 0.53%
60,253	ASA International Group PLC (United Kingdom) *	101,474

Services - Computer Programming, Data Processing, Etc. - 10.54%
1,000	Baidu, Inc. ADR (a) *	153,750
1,373	Facebook, Inc. Class A (a) *	465,982
10,413	GAN Ltd. (a) *	154,841
6,077	Pinterest, Inc. Class A (a) *	309,623
7,853	TripAdvisor, Inc. *	265,824
10,968	Twitter, Inc. (a) *	662,358
		2,012,378
Services - Motion Picture & Video Tape Distribution - 1.18%
245,828	Eros STX Global Corp. Class A (a) *	226,039

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2021

Shares		Value

Services - Prepackaged Software - 3.53%
2,500	Alteryx, Inc. Class A (a) *	$ 182,750
2,200	BigCommerce Holdings, Inc. Series 1 (a) *	111,408
64,747	Zeta Global Holdings Corp. Class A (a) *	379,417
		673,575
Software & Tech Services - 3.79%
11,000	Amadeus IT Group SA (Spain)	724,331

Special Industry Machinery - 0.44%
11,844	Desktop Metal, Inc. Class A (a) *	84,921

Television Broadcasting Stations - 1.97%
9,500	ViacomCBS, Inc. Class B (a)	375,345

Water Transportation - 0.96%
6,875	Norwegian Cruise Line Holdings Ltd. (a) *	183,631

TOTAL COMMON STOCKS (Cost $14,348,589) - 91.40%		17,458,439

REAL ESTATE INVESTMENT TRUSTS - 5.64%
1,100	Boston Properties, Inc. (a)	119,185
11,056	Kimco Realty Corp. (a)	229,412
11,082	Store Capital Corp.	354,957
38,207	Whitestone REIT Class B	373,664
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,001,295) - 5.64%		1,077,218

MONEY MARKET FUND - 2.67%
510,155	First American Treasury Obligations Fund Class X 0.01% **	510,155
TOTAL MONEY MARKET FUND (Cost $510,155) - 2.67%		510,155

INVESTMENTS IN SECURITIES, AT VALUE (Cost $15,860,039) - 99.71%		19,045,812

OTHER ASSETS LESS LIABILITIES - 0.29%		54,996

NET ASSETS - 100.00%		$19,100,808

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $11,125,560.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at September 30, 2021.

*** Classifications in this Schedule of Investments are derived from Standard Industrial Classification ("SIC") Codes.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2021

Shares		Value

COMMON STOCKS * - (77.60)%

Apparel & Other Finishd Prods of Fabrics & Similar Matl - (1.27)%
(599)	Lululemom Athletica, Inc. (Canada)	$ (242,415)

Apparel, Footwear & Acc Design - (1.34)%
(185)	Hermes International S.C.A. (France)	(256,253)

Bottled & Canned Soft Drinks Carbonated Waters - (2.42)%
(5,200)	Monster Beverage Corp.	(461,916)

Computer & Office Equipment - (1.16)%
(1,600)	International Business Machines Corp.	(222,288)

Computer Peripheral Equipment - (1.34)%
(2,909)	Logitech International S.A.	(256,428)

Cutlery, Handtools & General Hardware - (1.31)%
(1,200)	Snap-On, Inc.	(250,740)

Electronic & Other Electrical Equipment (No Computer Equip) - (0.62)%
(1,100)	Legrand S.A. (France)	(118,124)

Farm Machinery & Equipment - (1.28)%
(730)	Deere & Co.	(244,601)

Hospital & Medical Service Plans - (0.45)%
(229)	Anthem, Inc.	(85,371)

Investment Advice - (0.89)%
(1,466)	Blackstone, Inc. Class A	(170,555)

Laboratory Analytical Instruments - (1.68)%
(900)	Waters Corp.	(321,570)

Lumber & Wood Products (No Furniture) - (2.05)%
(1,236)	Louisiana-Pacific Corp.	(75,853)
(3,100)	Trex Co., Inc.	(315,983)
		(391,836)
Medical Equipment & Devices - (1.11)%
(1,102)	Essilorluxottica S.A. (France)	(211,137)

Motor Vehicles & Passenger Car Bodies - (2.31)%
(1,100)	Ferrari N.V. (Italy)	(230,032)
(272)	Tesla, Inc.	(210,931)
		(440,963)
Operative Builders - (1.00)%
(40)	NVR, Inc.	(191,763)

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2021

Shares		Value

Ophthalmic Goods - (0.46)%
(214)	Cooper Cos., Inc.	$ (88,448)

Ordnance & Accessories (No Vehicles/Guided Missiles) - (1.12)%
(1,226)	Axon Enterprise, Inc.	(214,575)

Orthopedic, Prosthetic & Surgical Appliances & Supplies - (1.56)%
(300)	Intuitive Surgical, Inc.	(298,245)

Patent Owners & Lessors - (2.11)%
(4,115)	Joint Corp.	(403,352)

Retail - Auto & Home Supply Stores - (1.08)%
(337)	O'Reilly Automotive, Inc.	(205,927)

Retail - Auto Dealers & Gasoline Stations - (3.58)%
(2,410)	AutoNation, Inc.	(293,442)
(1,310)	CarMax, Inc.	(167,628)
(739)	Carvana Co. Class A	(222,838)
		(683,908)
Retail - Eating Places - (1.81)%
(6,244)	Noodles & Co. Class A	(73,679)
(1,208)	RCI Hospitality Holdings, Inc.	(82,760)
(1,153)	Wingstop, Inc.	(189,011)
		(345,450)
Retail - Family Clothing Stores - (0.46)%
(2,200)	Buckle, Inc.	(87,098)

Retail - Home Furniture, Furnishings & Equipment Stores - (0.93)%
(1,004)	Williams Sonoma, Inc.	(178,039)

Retail - Miscellaneous Shopping Goods Stores - (2.09)%
(3,326)	Dick's Sporting Goods, Inc.	(398,355)

Retail - Shoe Stores - (1.02)%
(2,186)	Boot Barn Holdings, Inc.	(194,270)

Rubber & Plastics Footwear - (1.86)%
(2,477)	Crocs, Inc.	(355,400)

Search, Detection, Navigation, Guidance, Aeronautical Sys - (1.47)%
(1,800)	Garmin Ltd. (Switzerland)	(279,828)

Semiconductors & Related Devices - (1.37)%
(2,544)	Advanced Micro Devices, Inc.	(261,778)

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2021

Shares		Value

Services - Business Services - (5.03)%
(1,805)	DoorDash, Inc.	$ (371,794)
(305)	Fair Isaac Corp.	(121,369)
(770)	MSCI, Inc.	(468,422)
		(961,585)
Services - Computer Programming, Data Processing, Etc. - (2.93)%
(400)	Factset Research Systems, Inc.	(157,912)
(5,428)	Snap, Inc. Class A	(400,967)
		(558,879)
Services - Computer Programming Services - (2.03)%
(1,480)	Zscaler, Inc.	(388,086)

Services - Management Consulting Services - (0.42)%
(887)	Apollo Medical Holding, Inc.	(80,761)

Services - Miscellaneous Amusement & Recreation - (1.03)%
(4,070)	DraftKings, Inc. Class A	(196,011)

Services - Motion Picture Theaters - (0.90)%
(4,517)	AMC Entertainment Holdings, Inc. Class A	(171,917)

Services - Prepackaged Software - (15.43)%
(3,209)	Asana, Inc.	(333,223)
(1,012)	Atlassian Corp. PLC Class A	(396,117)
(1,417)	Bill.com Holdings, Inc.	(378,268)
(2,976)	Cloudflare, Inc.	(335,246)
(1,615)	CrowdStrike Holdings, Inc.	(396,935)
(2,841)	Datadog, Inc.	(401,575)
(230)	Shopify, Inc.	(311,829)
(1,300)	Snowflake, Inc.	(393,159)
		(2,946,352)
Services - To Dwellings & Other Buildings - (0.40)%
(2,176)	Rollins, Inc.	(76,878)

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - (0.41)%
(787)	Nucor Corp.	(77,512)

Surgical & Medical Instruments & Apparatus - (3.34)%
(3,302)	AtriCure, Inc.	(229,654)
(3,208)	Orthopediatrics Corp.	(210,156)
(750)	Stryker Corp.	(197,790)
		(637,600)
Transportation Services - (0.72)%
(757)	ModivCare, Inc.	(137,486)

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2021

Shares		Value

Water Supply - (2.36)%
(4,393)	Middlesex Water Co.	$ (451,513)

Wholesale - Professional & Commercial Equipment & Supplies - (1.45)%
(1,392)	SiteOne Landscape Supply, Inc.	(277,662)

TOTAL COMMON STOCKS SOLD SHORT (Cost $14,008,150) - (77.60)%		(14,822,875)

TOTAL SECURITIES SOLD SHORT (Proceeds $14,008,150) - (77.60)%		$ (14,822,875)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2021

Assets:
Investments in Securities at Value (Cost $15,860,039)	$ 19,045,812
Cash	1,000
Foreign Currency at Value (Cost $405,056)	415,828
Deposit with Broker for Securities Sold Short	13,946,979
Receivables:
Dividends and Interest	5,660
Portfolio Securities Sold	879,207
Shareholder Subscriptions	133
Prepaid Expenses	19,656
Total Assets	34,314,275
Liabilities:
Securities Sold Short, at Value (Proceeds $14,008,150)	14,822,875
Payables:
Due to Adviser	7,549
Fund Shares Redeemed	102,531
Portfolio Securities Purchased	250,954
Administrative Fees	5,313
Trustee Fees	1,147
Transfer Agent and Accounting Fees	2,751
Accrued Expenses	20,347
Total Liabilities	15,213,467

Net Assets	$ 19,100,808

Net Assets Consist of:
Paid In Capital	$ 12,226,754
Distributable Earnings (Deficit)	6,874,054
Net Assets, for 1,372,466 Shares Outstanding	$ 19,100,808

Institutional Class Shares
Net Assets	$ 19,100,808
Shares of beneficial interest outstanding	1,372,466
Net asset value per share	$ 13.92

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2021

Investment Income:
Dividends (net of foreign taxes of $1,660)	$ 186,320
Interest	165
Total Investment Income	186,485

Expenses:
Advisory fees	312,569
Audit fees	15,588
Custody	19,975
Legal fees	15,633
Transfer Agent fees	34,658
Administrative fees	72,933
Shareholder servicing fees	21,431
Registration fees	22,556
Trustee fees	4,528
Insurance fees	710
Other expenses	12,466
Dividend expense	100,712
Interest expense	187,291
Printing and Mailing fees	3,755
Total Expenses	824,805
Less fees waived and expenses reimbursed by Advisor	(151,300)
Net Expenses	673,505

Net Investment Loss	(487,020)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	8,829,268
Realized Loss on Securities Sold Short	(1,895,780)
Realized Loss on Foreign Currencies	(53,176)
Net Change in Unrealized Depreciation on Investments	(66,923)
Net Change in Unrealized Depreciation on Securities Sold Short	(81,975)
Net Change in Unrealized Appreciation on Foreign Currencies	6,779
Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currencies	6,738,193

Net Increase in Net Assets Resulting from Operations	$ 6,251,173

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended*
	9/30/2021	9/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (487,020)	$ (168,227)
Net Realized Gain (Loss) on Investments, Securities Sold Short and Foreign Currency Transactions	6,880,312	(1,732,983)
Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, and Foreign Currency Translation	(142,119)	2,523,939
Net Increase in Net Assets Resulting from Operations	6,251,173	622,729

Capital Share Transactions (see Note 6)
Institutional Class	(2,440,042)	14,666,948
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,440,042)	14,666,948

Total Increase in Net Assets	3,811,131	15,289,677

Net Assets:
Beginning of Year/Period	15,289,677	-

End of Year/Period	$ 19,100,808	$ 15,289,677

* For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

		Period	(a)
	Year Ended	Ended
	9/30/2021	9/30/2020

Net Asset Value at Beginning of Year/Period	$ 9.67	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.32)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.57	(0.18)
Total from Investment Operations	4.25	(0.33)

Net Asset Value at End of Year/Period	$ 13.92	$ 9.67

Total Return **	43.95%	(3.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)(f)	3.96%	4.32%	(b)
After Reimbursement (d)(f)	3.23%	3.30%	(b)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement (d)(e)	(2.34)%	(1.94)%	(b)
Portfolio Turnover	108.62%	121.41%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 1.38% and 1.45%, for the year ended September 30, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

1.  ORGANIZATION

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Fund was formerly known as the Global Tactical Fund until a name change on May 24, 2021. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

The following table presents information about the Fund’s investments measured at fair value as of September 30, 2021, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 17,458,439	$ -	$ -	$ 17,458,439
Real Estate Investment Trusts	1,077,218	-	-	1,077,218
Money Market Fund	510,155	-	-	510,155
Total	$ 19,045,812	$ -	$ -	$ 19,045,812

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks Sold Short *	$ 14,822,875	$ -	$ -	$ 14,822,875
Total	$ 14,822,875	$ -	$ -	$ 14,822,875

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trust on behalf of the Fund entered into a management agreement with the Adviser. The Adviser is a Delaware limited liability company.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the year ended September 30, 2021, the Adviser earned $312,569 in advisory fees and waived advisory fees of $151,300. As of September 30, 2021, the Fund owed the Adviser $7,549.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$ 88,164
September 30, 2021	September 30, 2024	$151,300

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.35% of the Fund’s average daily net assets, subject to a minimum monthly fee of $1,000. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the year ended September 30, 2021 CFS earned $72,933.  At September 30, 2021 the Fund owed CFS $5,313.

TRANSFER AGENT AND FUND ACCOUNTANT: Mutual Shareholder Services, LLC ("MSS") receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

 5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the year ended September 30, 2021, were as follows:

Purchases	$ 22,968,204
Sales	$ 29,049,738

Covers of and proceeds from securities sold short aggregated $58,886,498 and $63,358,023, respectively.

6.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the year ended September 30, 2021 and the period December 4, 2019 (commencement of investment operations) through September 30, 2020 were as follows:

	Year Ended September 30, 2021		December 4, 2019 (commencement of investment operations) through September 30, 2020
	Shares	Amount	Shares	Amount
Shares Sold	1,304,164	$ 18,417,744	2,137,735	$19,726,194
Shares Redeemed	(1,513,014)	(20,857,786)	(556,418)	(5,059,246)
Net Increase	(208,850)	$ (2,440,042)	1,581,317	$14,666,948

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short as of September 30, 2021 is $2,263,835. As of September 30, 2021, the gross unrealized appreciation on a tax basis totaled $4,629,850 and the gross unrealized depreciation totaled $(2,254,920) for a net unrealized appreciation of $2,374,930.

The differences between book and tax cost are wash sales and dividends treated as return of capital for tax purposes.

As of September 30, 2021 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $      1,443,395

Undistributed capital gain

        3,055,729

Net unrealized appreciation

        2,374,930

Total

$      6,874,054

No distributions were paid for the year ended September 30, 2021 and the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2021, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 99.57% of the voting securities of the Fund and may be deemed to control the Fund.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021

periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Shareholders of Greenwich Ivy Long-Short Fund and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Greenwich Ivy Long-Short Fund (formerly, Global Tactical Fund) (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2021, the related statement of operations for the year then ended, the related notes, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 29, 2021

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 1, 2021 through September 30, 2021, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 to September 30, 2021

Actual	$1,000.00	$ 942.45	$16.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.22	$16.92

* Expenses are equal to the Fund's annualized expense ratio of 3.36%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report | 26

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2021 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	14	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	14	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	14	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 – present	President - Young Consulting, Inc. (Business Consultants) (2008-Present); President – Tri State LED, Inc. (2010-Present).	14	None

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the operational series of Collaborative Investment Series Trust.

2 The address for each Trustee listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

Annual Report | 27

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

TRUSTEES & OFFICERS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Since Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	14	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	14	N/A
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	since November 2021	President and Founder of Beacon Compliance Consulting, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	since November 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	since November 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

1 Brandon Lacoff and Gregory Skidmore are both considered Interested Trustees as defined in the 1940 Act because of their ownership in Collaborative Fund Services, LLC.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

Annual Report | 28

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Annual Report | 29

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

30

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

31

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32

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Greenwich Ivy Long-Short Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2021

$ 12,000

FY 2020

$ 11,000

(b) Audit-Related Fees

Registrant

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2021

$ 3,000

FY 2020

$ 3,000

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2021

  N/A

  N/A

FY

2020

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  December 7, 2021

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  December 7, 2021